Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (526,819)	$ (130,397)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	73,222	26,923
Non-cash leases expenses		60,357
Change in fair value of derivative liabilities	231,849	(5,634)
Changes in operating assets and liabilities:
Prepaid expenses	2,440	20,845
Accounts payable and accrued liabilities	67,090	62,725
Accrued interest	31,803	5,296
Accrued interest-related parties	6,425	6,876
Operating lease liabilities		(62,323)
Net Cash used in Operating Activities	(113,990)	(15,332)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances for convertible note to be issued	56,000
Proceeds from loans payable	35,000	2,000
Proceeds from convertible notes	92,000
Repayment of loans payable	(36,000)
Proceeds from related parties	7,250	15,430
Repayment loan to related parties	(41,481)	(17,431)
Net Cash provided by (Used in) Financing Activities	112,769	(1)
Net change in cash	(1,221)	(15,333)
Cash, beginning of period	18,374	41,870
Cash, end of period	17,153	26,537
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash Investing and Financing transactions:
Derivative liabilities recognized as debt discount	$ 80,119